Investments in joint ventures and joint operations - Additional information (Details) - GBP (£)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of joint ventures [line items]
Additional capital contributions	£ 623,000	£ 0
Loss for the period	(37,643,000)	(15,492,000)
RE Ventures I, LLC
Disclosure of joint ventures [line items]
Additional capital contributions	623,000	0
Loss for the period	459,000	293,000
RE Ventures II, LLC
Disclosure of joint ventures [line items]
Loss for the period	£ 0	£ 0